Income tax (Tables)	12 Months Ended
Dec. 31, 2022
Income tax
Schedule of tax reconciliation

	2020	2021		2022
	EUR k	EUR k		EUR k
Loss before tax	(129,848)	(412,498)		(249,155)
Expected tax benefit (based on statutory tax rate of 29.48% in 2022 and 29.48% in 2021 and 29.13% for 2020)	37,818	121,584		73,426
Adjustments in respect of current income tax of previous years	18	—		—
Adjustments in respect of deferred income tax of previous years	160	—		—
Effects from Recognition or Non-Recognition of DTA through Equity	(1,012)	(581)		(1,590)
Effects of (Non-) Recognition of tax loss carryforwards recognized in prior years	(1,716)	—		327
Effects from differences between Group and local tax rates	8	(8)		(2)
Effects resulting from non-recognition of tax loss carryforwards	(30,168)	(114,999)		(69,724)
Effects resulting from non-recognition of DTA	(179)	(7,363)		(626)
Non-recognition of DTA for deductible temporary differences from SBP	(2,946)	—		—
Non-deductible expences for tax purposes	—	—		(119)
- Effects from (additions / deductions) for local trade taxes	(63)	(176)		(330)
- Other non-deductible expenses / including "Zinsschranke"	(1,154)	(101)		—
Other effects	(39)	2,426		(1,236)
Effective tax benefit / (expense)	726	782		126

Schedule of Deferred taxes

	December 31, 2021	December 31, 2022
	EUR k	EUR k
Intangible assets	(5)	19,081
Property, plant and equipment	(2,136)	(2,774)
Right of use-assets	(9,420)	(12,740)
Other assets	(153)	(90)
Inventories	—	—
Trade Receivables	151	134
Contract assets	—	15
Other current assets	1,215	1,660
Cash and cash equivalents	(308)	(224)
Assets	(10,656)	5,062
Lease liabilities (non-current portion)	7,445	10,810
Financial liabilities / Convertible Loan	—	—
Other Non-current financial liabilities	—	—
Other non-current liabilities	(130)	(77)
Trade and other payables and provision	(229)	(194)
Lease liabilities (current portion)	1,011	1,414
Other liabilities and provision	22,237	641
Liabilities	30,334	12,594
Deferred Taxes on temporary differences	19,678	17,656
Non-Recognition of Deferred Tax Assets (DTA) on temporary differences	(19,881)	(21,765)
DTA on deductible temporary differences Share-based Payment	2,769	3,995
Deferred Taxes on loss carryforwards	294	1,392
Deferred Taxes Total	2,861	1,278

Schedule of unused tax losses carried forward

Tax loss carryforwards	2020	2021	2022
	EUR k	EUR k	EUR k
Unused tax losses for corporate income tax	775,956	1,181,225	1,427,735
Unused tax losses for trade tax	773,165	1,176,844	1,419,217
Unused interest carryforward (“Zinsschranke”)	3,627	2,879	—

Schedule of deductible temporary differences

Deductible temporary differences	2020	2021	2022
	EUR k	EUR k	EUR k
Not recognized over P&L	109,272	163,607	31,794
Not recognized over equity	415,018	110,749	—